GENERAL (Reverse Stock Split) (Details)	1 Months Ended	6 Months Ended
	Mar. 16, 2017	Jun. 30, 2017
Accounting Policies [Line Items]
Stockholders' Equity, Reverse Stock Split	On March 16, 2017, the shareholders of the Company, at an Extraordinary General Meeting of Shareholders, approved a reverse stock split and consolidation of the registered (authorized) share capital of the Company as follows: every twelve (12) Ordinary Shares with a nominal (par) value of NIS 0.6 each were consolidated into one (1) Ordinary Share with a nominal (par) value of NIS 7.2 each.	1-for-12